Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Self-Indexed Fund Trust
Prospectus Date	rr_ProspectusDate	Apr. 09, 2018
Document Creation Date	dei_DocumentCreationDate	Apr. 09, 2018